Derivative Instruments (Gross Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Commodity contracts [Member] Current amounts, Assets [Member]	Dec. 31, 2013 Commodity contracts [Member] Current amounts, Assets [Member]	Mar. 31, 2014 Commodity contracts [Member] Current amounts, Liabilities [Member]	Dec. 31, 2013 Commodity contracts [Member] Current amounts, Liabilities [Member]	Mar. 31, 2014 Commodity contracts [Member] Noncurrent amounts, Assets [Member]	Dec. 31, 2013 Commodity contracts [Member] Noncurrent amounts, Assets [Member]	Mar. 31, 2014 Commodity contracts [Member] Noncurrent amounts, Liabilities [Member]	Dec. 31, 2013 Commodity contracts [Member] Noncurrent amounts, Liabilities [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Crude oil contracts [Member] Current amounts, Assets [Member]	Dec. 31, 2012 Predecessor [Member] Crude oil contracts [Member] Current amounts, Assets [Member]	Dec. 31, 2013 Predecessor [Member] Crude oil contracts [Member] Current amounts, Liabilities [Member]	Dec. 31, 2012 Predecessor [Member] Crude oil contracts [Member] Current amounts, Liabilities [Member]	Dec. 31, 2013 Predecessor [Member] Crude oil contracts [Member] Noncurrent amounts, Assets [Member]	Dec. 31, 2012 Predecessor [Member] Crude oil contracts [Member] Noncurrent amounts, Assets [Member]	Dec. 31, 2013 Predecessor [Member] Crude oil contracts [Member] Noncurrent amounts, Liabilities [Member]	Dec. 31, 2012 Predecessor [Member] Crude oil contracts [Member] Noncurrent amounts, Liabilities [Member]	Dec. 31, 2013 Predecessor [Member] Interest rate contracts [Member] Current amounts, Assets [Member]	Dec. 31, 2012 Predecessor [Member] Interest rate contracts [Member] Current amounts, Assets [Member]	Dec. 31, 2013 Predecessor [Member] Interest rate contracts [Member] Current amounts, Liabilities [Member]	Dec. 31, 2012 Predecessor [Member] Interest rate contracts [Member] Current amounts, Liabilities [Member]	Dec. 31, 2013 Predecessor [Member] Interest rate contracts [Member] Noncurrent amounts, Assets [Member]	Dec. 31, 2012 Predecessor [Member] Interest rate contracts [Member] Noncurrent amounts, Assets [Member]	Dec. 31, 2013 Predecessor [Member] Interest rate contracts [Member] Noncurrent amounts, Liabilities [Member]	Dec. 31, 2012 Predecessor [Member] Interest rate contracts [Member] Noncurrent amounts, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	$ 665	$ 1,749	$ 225	$ 671			$ 440	$ 1,078			$ 1,749	$ 3,437	$ 671	$ 1,112			$ 1,078	$ 2,325			$ 0	$ 0			$ 0	$ 0
Derivative liabilities	$ (4,363)	$ (1,605)			$ (4,156)	$ (1,562)			$ (207)	$ (43)	$ (1,605)	$ (1,572)			$ (1,562)	$ (417)			$ (43)	$ (345)			$ 0	$ (810)			$ 0	$ 0